FINANCIAL ASSETS AND LIABILITIES - Assets Measured At Fair Value On A Nonrecurring Basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Proceeds from Sale of Buildings	$ 7,900
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, fair value disclosure	$ 17,700	$ 0